As filed with the Securities and Exchange Commission on or about October 18, 2019

Registration Statement File No. 333-206438

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒        Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒  Amendment No. 203

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☒           on November 8, 2019, pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐           on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒                        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 6 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 197 was filed under the Investment Company Act of 1940 on August 29, 2019 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on October 28, 2019. Post-Effective Amendment No. 7 and Amendment No. 203 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 8, 2019 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated May 1, 2019, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 7 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and May 22, 2019 and Rule 485(a) as filed on August 29, 2019.

The Statement of Additional Information dated May 1, 2019, as supplemented, is incorporated into Part B of this Post-Effective Amendment No. 7 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and Rule 485(a) as filed on August 29, 2019.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 7 by reference to Registrant’s filing under Rule 485(a) as filed on August 29, 2019.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-206438 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 17th day of October, 2019.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to Registration Statement No. 333-206438 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	October 17, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	October 17, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	October 17, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	October 17, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	October 17, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	October 17, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	October 17, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	October 17, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	October 17, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	October 17, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	October 17, 2019
William T. Spitz

H. TODD STITZER *	Director	October 17, 2019
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney